Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Retained Earnings	Total
Balance at Jul. 30, 2019
Balance, Shares at Jul. 30, 2019
Sale of Class B common stock to Sponsor for approximately $0.006 per share			25,000		25,000
Sale of Class B common stock to Sponsor for approximately $0.006 per share (in Shares)		4,312,500
Net income (loss)				(8,000)	(8,000)
Balance at Sep. 30, 2019			25,000	(8,000)	17,000
Balance, Shares at Sep. 30, 2019		4,312,500
Balance at Jul. 30, 2019
Balance, Shares at Jul. 30, 2019
Issuance of Class B common stock to Sponsor		$ 431	24,569		25,000
Issuance of Class B common stock to Sponsor, Shares		4,312,500
Sale of units in initial public offering, gross	$ 1,725		172,498,275		172,500,000
Sale of units in initial public offering, gross, Shares	17,250,000
Offering costs			(10,096,258)		(10,096,258)
Sale of private placement warrants to Sponsor in private placement			5,700,000		5,700,000
Common stock subject to possible redemption	$ (1,632)		(163,159,218)		(163,160,850)
Common stock subject to possible redemption, Shares	(16,316,085)
Net income (loss)				32,110	32,110
Balance at Dec. 31, 2019	$ 93	$ 431	4,967,368	32,110	5,000,002
Balance, Shares at Dec. 31, 2019	933,915	4,312,500
Common stock subject to possible redemption	$ (5)		(545,725)		(545,730)
Common stock subject to possible redemption, Shares	(54,573)
Net income (loss)				545,734	545,734
Balance at Mar. 31, 2020	$ 88	$ 431	4,421,643	577,844	5,000,006
Balance, Shares at Mar. 31, 2020	879,342	4,312,500
Common stock subject to possible redemption	$ 2		180,058		180,060
Common stock subject to possible redemption, Shares	18,006
Net income (loss)				(180,059)	(180,059)
Balance at Jun. 30, 2020	$ 90	$ 431	4,601,701	397,785	5,000,007
Balance, Shares at Jun. 30, 2020	897,348	4,312,500
Common stock subject to possible redemption	$ 31		3,139,539		3,139,570
Common stock subject to possible redemption, Shares	313,957
Net income (loss)				(3,139,567)	(3,139,567)
Balance at Sep. 30, 2020	$ 121	$ 431	$ 7,741,240	$ (2,741,782)	$ 5,000,010
Balance, Shares at Sep. 30, 2020	1,211,305	4,312,500